Accounts receivable net	12 Months Ended
Sep. 30, 2025
Accounts receivable net
Accounts receivable, net

Note 3 – Accounts receivable, net

Accounts receivable consisted of the following:

	As of	As of
	September 30,	September 30,
	2025	2024
Accounts receivable	$1,650,231	$19,523,108
Less: allowance for credit losses	-	(7,732,717)
Accounts receivable, net	$1,650,231	$11,790,391

The Company’s accounts receivable primarily include balances due from customers when the Company’s activated carbon products are sold and delivered to customers.

The movement of allowance for credit losses was as follows:

	For the	For the
	year ended	year ended
	September 30,	September 30,
	2025	2024
Balance as of beginning of year	$7,732,717	$496,299
Addition	-	7,029,706
Reversal	(7,523,759)	-
Translation adjustments	(208,958)	206,712
Balance as of end of year	-	$7,732,717